Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 3, 2025 to
the Summary Prospectus, Prospectus and Statement of Additional Information
for the iShares Global Clean Energy ETF (ICLN) (the “Fund”)
The following name change for the Fund’s underlying index went effective on February 10, 2025. All references to the underlying index are updated to reflect the new underlying index name.

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares Global Clean Energy ETF	S&P Global Clean Energy IndexTM	S&P Global Clean Energy Transition IndexTM
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated April 3, 2025 to
the Summary Prospectus, Prospectus and Statement of Additional Information
for the iShares Global Clean Energy ETF (ICLN) (the “Fund”)
The following name change for the Fund’s underlying index went effective on February 10, 2025. All references to the underlying index are updated to reflect the new underlying index name.

Fund	Prior Underlying Index Name	New Underlying Index Name

iShares Global Clean Energy ETF	S&P Global Clean Energy IndexTM	S&P Global Clean Energy Transition IndexTM
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.